UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winslow Management Company
Address: 901 South Bond Street, Suite 400
         Baltimore, MD  21231

13F File Number:  28-11555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy I. Denney
Title:     Chief Compliance Officer
Phone:     (410) 895-4826

Signature, Place, and Date of Signing:

  /s/ Nancy I. Denney     Baltimore, MD     February 16, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $346,375 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUITY BRANDS INC              COM              00508Y102    11234   315218 SH       SOLE                   315218        0        0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    24798   606315 SH       SOLE                   606315        0        0
APOGEE ENTERPRISES INC         COM              037598109      793    56669 SH       SOLE                    56669        0        0
CAPSTONE TURBINE CORP          COM              14067D102     9425  7363637 SH       SOLE                  7363637        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    16497   815882 SH       SOLE                   815882        0        0
CHIPOTLE MEXICAN GRILL INC     CL A             169656105    11475   130162 SH       SOLE                   130162        0        0
CHURCH & DWIGHT INC            COM              171340102     1820    30106 SH       SOLE                    30106        0        0
CLEAN ENERGY FUELS CORP        COM              184499101      896    58170 SH       SOLE                    58170        0        0
COMFORT SYS USA INC            COM              199908104     6317   511875 SH       SOLE                   511875        0        0
EMCOR GROUP INC                COM              29084Q100    12618   469061 SH       SOLE                   469061        0        0
ESCO TECHNOLOGIES INC          COM              296315104     4585   127892 SH       SOLE                   127892        0        0
FIRST SOLAR INC                COM              336433107    17460   128949 SH       SOLE                   128949        0        0
HEADWATERS INC                 COM              42210P102     9538  1462955 SH       SOLE                  1462955        0        0
HORSEHEAD HLDG CORP            COM              440694305    23265  1824687 SH       SOLE                  1824687        0        0
INTERFACE INC                  CL A             458665106    11009  1324739 SH       SOLE                  1324739        0        0
JAMBA INC                      COM              47023A101     4240  2523521 SH       SOLE                  2523521        0        0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108      136    10000 SH       SOLE                    10000        0        0
LENNOX INTL INC                COM              526107107     1898    48619 SH       SOLE                    48619        0        0
NALCO HOLDING COMPANY          COM              62985Q101    21251   833047 SH       SOLE                   833047        0        0
NCI BUILDING SYS INC           COM              628852105      272   150000 SH       SOLE                   150000        0        0
NEXXUS LIGHTING INC            COM              65338E105      340   100000 SH       SOLE                   100000        0        0
PROLOGIS                       SH BEN INT       743410102    19977  1459232 SH       SOLE                  1459232        0        0
QUANEX BUILDING PRODUCTS COR   COM              747619104     8353   492207 SH       SOLE                   492207        0        0
REPLIGEN CORP                  COM              759916109     5133  1248800 SH       SOLE                  1248800        0        0
RIGEL PHARMACEUTICALS INC      COM NEW          766559603       95    10000 SH       SOLE                    10000        0        0
RUBICON TECHNOLOGY INC         COM              78112T107    11938   587809 SH       SOLE                   587809        0        0
SCHNITZER STL INDS             CL A             806882106    12226   256308 SH       SOLE                   256308        0        0
SIMS METAL MANAGEMENT LTD      SPONS ADR        829160100    17153   879618 SH       SOLE                   879618        0        0
SUNOPTA INC                    COM              8676EP108     4847  1434107 SH       SOLE                  1434107        0        0
TELVENT GIT SA                 SHS              E90215109    33461   858415 SH       SOLE                   858415        0        0
TREX CO INC                    COM              89531P105     3321   169452 SH       SOLE                   169452        0        0
U S GEOTHERMAL INC             COM              90338s102     6014  3930439 SH       SOLE                  3930439        0        0
U S GEOTHERMAL INC RESTRICTED  COM              90338S102       80    52000 SH       SOLE                    52000        0        0
UNITED NAT FOODS INC           COM              911163103     6313   236090 SH       SOLE                   236090        0        0
VALMONT INDS INC               COM              920253101     4400    56081 SH       SOLE                    56081        0        0
WABTEC CORP                    COM              929740108    12632   309307 SH       SOLE                   309307        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     7619   656157 SH       SOLE                   656157        0        0
WORLD ENERGY SOLUTIONS INC D   COM NEW          98145w208     2946  1010738 SH       SOLE                  1010738        0        0